Long-Term Debt - Amendments Secure Financing Facilities (Details) - USD ($) $ in Thousands	Jul. 01, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Jan. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Extension fee amount				$ 42,800			$ 42,800
Hayfin Term Loan Facility
Debt Instrument [Line Items]
Extension fees, percentage of commitments					1.00%
Extension fee amount					$ 1,950
Value to loan ratio						140.00%
Syndicated Senior Secured Credit Facilities
Debt Instrument [Line Items]
Extension fees, percentage of commitments					1.00%
Extension fee amount					$ 2,700
Value to loan ratio						140.00%
Syndicated Senior Secured Credit Facilities | Forecast
Debt Instrument [Line Items]
Minimum liquidity requirements, cash requirement	$ 15,000	$ 10,000	$ 5,000
Syndicated Senior Secured Credit Facilities | 2021
Debt Instrument [Line Items]
Book to equity ratio						25.00%
Syndicated Senior Secured Credit Facilities | 2022
Debt Instrument [Line Items]
Book to equity ratio						30.00%
Syndicated Senior Secured Credit Facilities | 2023
Debt Instrument [Line Items]
Book to equity ratio						35.00%
New Bridge Revolving Credit Facility
Debt Instrument [Line Items]
Extension fees, percentage of commitments					1.00%
Extension fee amount					$ 300
Value to loan ratio						140.00%
New Bridge Revolving Credit Facility | Forecast
Debt Instrument [Line Items]
Minimum liquidity requirements, cash requirement	$ 15,000	$ 10,000	$ 5,000
New Bridge Revolving Credit Facility | 2021
Debt Instrument [Line Items]
Book to equity ratio						25.00%
New Bridge Revolving Credit Facility | 2022
Debt Instrument [Line Items]
Book to equity ratio						30.00%
New Bridge Revolving Credit Facility | 2023
Debt Instrument [Line Items]
Book to equity ratio						35.00%